Notes on the consolidated statements of operations (Details 13) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Statement [Abstract]
Wages and salaries	€ 11,367	€ 8,684	€ 7,778
Social security contribution	2,016	1,763	1,615
Equity-settled share-based payments	1,166	991	600
Termination benefits	430	765	16
Other employee benefits	447	64	56
Total employee benefits expenses	€ 15,426	€ 12,267	€ 10,065